UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21475

                                                 RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                   Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 89.33%
Brazil — 7.26%
458,892	Banco Bradesco SA ADR	$3,583,946
196,100	Natura Cosmeticos SA	1,556,078
154,400	Totvs SA	1,456,858
206,500	WEG SA	882,621

		7,479,503

Chile — 1.62%
103,844	Cia Cervecerias Unidas SA	1,216,710
235,450	Quinenco SA	457,115

		1,673,825

China — 18.43%
578,600	AIA Group Ltd.	3,479,541
25,500	Alibaba Group Holding Ltd. ADR*	2,028,015
11,339	Baidu, Inc. ADR*	1,872,636
592,600	China Merchants Holdings International Co. Ltd.	1,586,391
233,500	China Mobile Ltd.	2,697,909
391,000	China Resources Land Ltd.	921,372
765,670	Fuyao Glass Industry Group Co. Ltd. - Series A	1,622,956
944,000	Guangdong Investment Ltd.	1,441,093
1,831,000	Lenovo Group Ltd.	1,112,945
594,200	Samsonite International SA	1,645,258
279,200	Weifu High-Technology Group Co. Ltd. - Series B	592,593

		19,000,709

India — 13.66%
99,719	Cummins India Ltd.	1,255,736
89,600	Dr. Reddy’s Laboratories Ltd. ADR	4,590,208
53,900	HDFC Bank Ltd. ADR	3,576,265
24,318	Hero Motocorp Ltd.	1,148,498
197,000	Infosys Ltd. ADR	3,516,450

		14,087,157

Indonesia — 2.90%
1,336,200	Bank Central Asia Tbk PT	1,352,980
14,056,900	Kalbe Farma Tbk PT	1,635,847

		2,988,827

Jordan — 1.53%
47,816	Hikma Pharmaceuticals Plc	1,574,637

Korea — 5.98%
3,449	Amorepacific Corp.	1,300,237
91,240	Hanon Systems	835,023
1,615	Samsung Electronics Co. Ltd.	2,011,242

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

2,991	Samsung Fire & Marine Insurance Co. Ltd.	$686,973
40,359	Shinhan Financial Group Co. Ltd.	1,326,560

		6,160,035

Malaysia — 3.24%
1,302,100	Axiata Group Berhad	1,822,438
314,700	Public Bank Berhad	1,516,369

		3,338,807

Mexico — 2.14%
25,900	Grupo Televisa SAB ADR	674,436
648,100	Kimberly-Clark de Mexico SAB de CV - Series A	1,531,047

		2,205,483

Nigeria — 0.52%
6,505,594	Guaranty Trust Bank Plc	538,186

Peru — 2.55%
17,024	Credicorp Ltd.	2,627,314

Philippines — 3.05%
152,200	SM Investments Corp.	3,146,514

Poland — 0.86%
25,418	Bank Pekao SA	887,452

Russia — 0.81%
25,210	Magnit OJSC GDR	837,476

South Africa — 8.19%
328,023	Clicks Group Ltd.	2,726,917
250,000	FirstRand Ltd.	762,972
104,798	Mr. Price Group Ltd.	1,472,442
22,830	Naspers Ltd.	3,486,029

		8,448,360

Taiwan — 10.10%
138,400	Airtac International Group*	1,032,753
230,000	Delta Electronics, Inc.	1,122,244
135,000	Giant Manufacturing Co. Ltd.	842,144
805,471	Standard Foods Corp.	1,982,188
828,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,172,869

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

636,468	Uni-President Enterprises Corp.	$1,257,053

		10,409,251

Thailand — 1.40%
844,300	Central Pattana Public Co. Ltd. - FOR	1,438,641

Turkey — 2.09%
356,559	Akbank TAS	1,021,940
742,434	Enka Insaat Ve Sanayi AS	1,135,590

		2,157,530

United Arab Emirates — 1.02%
1,362,113	Emaar Malls Group PJSC	1,048,942

United Kingdom — 1.98%
42,566	Unilever Plc	2,039,567

Total Common Stocks		92,088,216

(Cost $87,450,001)

Preferred Stocks — 3.93%
Korea — 3.93%
5,670	Hyundai Motor Co.	467,174
2,524	Samsung Electronics Co. Ltd.	2,603,727
6,449	Samsung Fire & Marine Insurance Co. Ltd.	977,978

Total Preferred Stocks		4,048,879

(Cost $3,826,592)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Investment Company — 4.12%
4,249,480	Dreyfus Cash Management, Institutional Shares	$4,249,480

Total Investment Company		4,249,480

(Cost $4,249,480)

Total Investments		$100,386,575
(Cost $95,526,073)(a) — 97.38%

Other assets in excess of liabilities — 2.62%		2,703,404

NET ASSETS — 100.00%		$103,089,979

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	26.52%
Consumer Staples	20.53%
Consumer Discretionary	15.09%
Information Technology	14.43%
Telecom Services	9.58%
Industrials	5.71%
Utilities	1.40%
Other*	6.74%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 92.69%
Brazil — 6.76%
13,700	Cia Hering	$63,205
23,400	Duratex SA*	61,845
10,300	Natura Cosmeticos SA	81,732
7,850	Totvs SA	74,070
4,850	Wilson Sons Ltd. BDR	47,424

		328,276

Chile — 6.09%
86,000	Inversiones Aguas Metropolitanas SA	136,950
38,602	Parque Arauco SA	77,977
44,510	Sonda SA	81,034

		295,961

China — 10.03%
29,000	Asia Satellite Telecommunications Holdings Ltd.	41,759
4,300	Hollysys Automation Technologies Ltd.*	74,691
112,800	Luthai Textile Co. Ltd., B Shares	146,574
35,000	Samsonite International SA	96,910
25,000	Stella International Holdings Ltd.	44,263
168,000	Tao Heung Holdings Ltd.	39,707
23,980	Vitasoy International Holdings Ltd.	43,624

		487,528

Egypt — 1.67%
6,506	Edita Food Industries SAE GDR	46,843
8,754	Integrated Diagnostics Holdings Plc(a)	34,578

		81,421

India — 17.81%
2,500	Bajaj Holdings & Investment Ltd.	61,802
9,000	Cummins India Ltd.	113,335
2,616	eClerx Services Ltd.	56,116
21,000	Godrej Industries Ltd.	123,769
14,000	Indraprastha Gas Ltd.	130,492
39,000	Marico Ltd.	152,581
4,000	Sundaram Finance Ltd.	90,523
19,000	Tube Investments of India Ltd.	136,818

		865,436

Indonesia — 3.13%
2,167,300	Ace Hardware Indonesia Tbk PT	152,339

Korea — 4.64%
400	Cuckoo Electronics Co. Ltd.	50,849
13,573	DGB Financial Group, Inc.	102,779

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

60	Medy-Tox, Inc.	$22,693
900	Youngone Holdings Co. Ltd.	49,169

		225,490

Malaysia — 4.09%
176,000	CapitaLand Malaysia Mall Trust REIT	67,738
18,400	LPI Capital Berhad	72,418
123,200	Oldtown Berhad	58,443

		198,599

Mexico — 3.03%
49,500	Corp. Inmobiliaria Vesta SAB de CV	76,758
32,000	Grupo Herdez SAB de CV	70,292

		147,050

Nigeria — 0.55%
324,500	Guaranty Trust Bank Plc	26,845

Philippines — 4.20%
153,100	Century Pacific Food, Inc.	71,268
32,450	Security Bank Corp.	132,752

		204,020

South Africa — 10.73%
3,100	Cashbuild Ltd.	74,769
18,185	Clicks Group Ltd.	151,175
26,900	Consolidated Infrastructure Group Ltd.*	49,087
16,355	Hyprop Investments Ltd. REIT	143,982
13,319	Oceana Group Ltd.	102,316

		521,329

Taiwan — 12.16%
16,900	Airtac International Group*	126,109
50,000	Chroma ATE, Inc.	119,505
13,000	Giant Manufacturing Co. Ltd.	81,095
5,000	Ginko International Co. Ltd.	52,238
22,000	Lumax International Corp. Ltd.	31,825
15,000	Pacific Hospital Supply Co. Ltd.	54,049
51,150	Standard Foods Corp.	125,875

		590,696

Thailand — 7.80%
53,300	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	146,060
56,700	Delta Electronics Thailand Public Co. Ltd. - FOR	110,481

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

320,000	MC Group Public Co. Ltd. - FOR	$122,435

		378,976

Total Common Stocks		4,503,966

(Cost $4,883,528)

Equity Linked Securities — 2.52%
Luxembourg — 2.52%
140,000	Aramex PJSC	122,500

Total Equity Linked Securities		122,500

(Cost $123,116)

Preferred Stocks — 3.26%
Korea — 3.25%
732	Amorepacific Corp.	158,034

Philippines — 0.01%
58,000	Security Bank Corp.(b)	123

Total Preferred Stocks		158,157

(Cost $41,615)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Investment Company — 1.75%
85,057	Dreyfus Cash Management, Institutional Shares	$85,057

Total Investment Company		85,057

(Cost $85,057)

Total Investments		$4,869,680
(Cost $ 5,133,316)(c) — 100.22%

Liabilities in excess of other assets — (0.22)%		(10,562)

NET ASSETS — 100.00%		$4,859,118

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2016 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer Staples	21.86%
Consumer Discretionary	21.78%
Financials	20.57%
Industrials	11.71%
Information Technology	9.00%
Utilities	5.50%
Materials	3.82%
Health Care	3.37%
Telecom Services	0.86%
Other*	1.53%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 99.69%
Belgium — 3.06%
1,225	Anheuser-Busch InBev NV	$161,990

Denmark — 2.91%
2,866	Novo Nordisk A/S	154,342

France — 6.65%
1,652	Pernod Ricard SA	182,904
2,523	Safran SA	169,904

		352,808

Germany — 3.07%
5,780	Deutsche Post AG	162,838

Hong Kong — 1.88%
16,600	AIA Group Ltd.	99,828

India — 4.01%
3,200	HDFC Bank Ltd. ADR	212,320

Ireland — 1.82%
919	Paddy Power Betfair Plc	96,701

Japan — 3.25%
400	SMC Corp.	98,410
1,500	Toyota Motor Corp.	73,948

		172,358

Netherlands — 2.10%
900	Core Laboratories NV	111,501

South Africa — 3.31%
1,148	Naspers Ltd., N Shares	175,294

Switzerland — 3.03%
608	Roche Holding AG	160,439

Taiwan — 2.47%
5,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	131,150

United Kingdom — 4.97%
3,820	Intercontinental Hotels Group Plc	140,883
50,295	Lloyds Banking Group Plc	36,428
8,158	St. James’s Place Plc	86,033

		263,344

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

United States — 57.16%
226	Alphabet Inc., Class A*	$158,998
248	Amazon.com, Inc.*	177,474
998	Amgen, Inc.	151,846
6,600	Blackstone Group LP (The) - MLP	161,964
1,200	Citigroup, Inc.	50,868
2,862	Cognizant Technology Solutions Corp., Class A*	163,821
2,100	Danaher Corp.	212,100
2,500	EOG Resources, Inc.	208,550
1,900	Estee Lauder Cos., Inc. (The), Class A	172,938
3,100	First Republic Bank	216,969
1,278	Gartner Inc.*	124,490
1,071	Incyte Corp.*	85,658
1,700	International Flavors & Fragrances, Inc.	214,319
1,893	Intuit, Inc.	211,278
4,100	ITC Holdings Corp.	191,962
1,500	Occidental Petroleum Corp.	113,340
2,800	TJX Cos., Inc. (The)	216,244
1,400	UnitedHealth Group, Inc.	197,680

		3,030,499

Total Common Stocks		5,285,412

(Cost $5,041,880)

Investment Company — 0.44%
23,323	Dreyfus Cash Management, Institutional Shares	23,323

Total Investment Company		23,323

(Cost $23,323)

Total Investments		$5,308,735
(Cost $5,065,203)(a) — 100.13%

Liabilities in excess of other assets — (0.13)%		(6,887)

NET ASSETS — 100.00%		$5,301,848

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2016 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer Discretionary	16.61%
Financials	16.30%
Information Technology	14.90%
Health Care	14.15%
Industrials	12.13%
Consumer Staples	9.77%
Energy	8.17%
Materials	4.04%
Utilities	3.62%
Other*	0.31%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 83.45%
Australia — 4.24%
8,203	Caltex Australia Ltd.	$195,158
91,342	Oil Search Ltd.	461,238

		656,396

Belgium — 3.78%
4,427	Anheuser-Busch InBev NV	585,413

Denmark — 3.16%
9,079	Novo Nordisk A/S	488,930

France — 8.40%
1,916	Air Liquide SA	199,613
5,042	Pernod Ricard SA	558,234
8,080	Safran SA	544,124

		1,301,971

Germany — 3.21%
17,628	Deutsche Post AG	496,627

Hong Kong — 3.56%
91,600	AIA Group Ltd.	550,857

India — 3.81%
8,900	HDFC Bank Ltd. ADR	590,515

Ireland — 2.00%
2,953	Paddy Power Betfair Plc	310,726

Japan — 13.68%
23,100	Astellas Pharma, Inc.	362,262
21,700	Kubota Corp.	293,500
4,500	Nidec Corp.	342,554
1,800	SMC Corp.	442,847
6,300	Sumitomo Mitsui Financial Group, Inc.	181,913
45,000	Tokyo Gas Co. Ltd.	185,794
6,300	Toyota Motor Corp.	310,581

		2,119,451

Korea — 2.36%
1,601	LG Chem Ltd.	365,618

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Netherlands — 2.36%
2,359	AKZO Nobel NV	$146,544
2,223	ASML Holding NV	218,829

		365,373

Philippines — 2.95%
103,060	Universal Robina Corp.	457,092

South Africa — 4.18%
4,244	Naspers Ltd., N Shares	648,038

Spain — 0.94%
66,225	CaixaBank SA	145,959

Sweden — 1.41%
6,779	Svenska Cellulosa AB SCA, Series B	217,814

Switzerland — 8.14%
849	Partners Group Holding AG	363,852
1,933	Roche Holding AG	510,080
430	Syngenta AG	165,055
17,064	UBS Group AG	221,416

		1,260,403

Taiwan — 3.40%
20,100	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	527,223

United Kingdom — 11.87%
18,023	Admiral Group Plc	490,049
10,694	Intercontinental Hotels Group Plc	394,400
630	Liberty Global Plc, Series A*	20,351
352,886	Lloyds Banking Group Plc	255,593
13,563	Royal Dutch Shell Plc, B Shares	374,729
28,743	St. James’s Place Plc	303,119

		1,838,241

Total Common Stocks		12,926,647

(Cost $13,210,687)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Investment Company — 0.78%
121,840	Dreyfus Cash Management, Institutional Shares	$121,840

Total Investment Company		121,840

(Cost $121,840)

Total Investments		$13,048,487
(Cost $13,332,527)(a) — 84.23%

Other assets in excess of liabilities — 15.77%		2,442,149

NET ASSETS — 100.00%		$15,490,636

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.03%
Industrials	13.68%
Consumer Staples	11.74%
Consumer Discretionary	10.87%
Health Care	8.79%
Energy	6.66%
Materials	5.66%
Information Technology	4.82%
Utilities	1.20%
Other*	16.55%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 16.84%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$150,974
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,012
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,251
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	253,372
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	151,896
175,000	Americredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	177,437
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	166,512
78,693	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.11%, 4/25/36(b)	77,048
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	248,336
134,557	RASC Trust, Series 2005-KS9, Class M2, 0.88%, 10/25/35(b)	133,536
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	255,961
150,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	151,155
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	252,280
250,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	254,971
100,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	101,449
96,159	Structured Asset Securities Corp., Class 2005-NC1, Class M1, 0.92%, 2/25/35(b)	95,834

Total Asset Backed Securities		2,771,024

(Cost $2,759,797)

Collateralized Mortgage Obligations — 4.76%
29,717	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, 1.29%, 2/25/35(b)	29,726
38,467	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	38,742
90,756	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.73%, 12/26/35(a)(b)	88,487
24,973	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.91%, 2/25/35(b)	24,983
106,966	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.72%, 8/26/35(a)(b)	106,822
175,824	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	175,521
85,787	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	85,827

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$234,431	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	$233,968

Total Collateralized Mortgage Obligations		784,076

(Cost $788,247)
Corporate Bonds — 74.81%
Banks — 11.24%
250,000	Bank of America, N.A., 5.30%, 3/15/17	256,742
200,000	Barclays Plc, 2.00%, 3/16/18	198,460
120,000	Citigroup, Inc., 1.40%, 4/8/19	119,547
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	101,026
150,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	153,783
200,000	ING Bank NV, 3.75%, 3/7/17(a)	203,454
200,000	Morgan Stanley, 6.25%, 8/28/17	210,820
250,000	PNC Funding Corp., 5.63%, 2/1/17	256,175
150,000	Toronto-Dominion Bank, 1.63%, 4/7/21(b)	150,806
200,000	Wachovia Corp., 0.92%, 6/15/17(b)	199,712

		1,850,525

Consumer Discretionary — 12.11%
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	104,250
125,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(a)	128,051
200,000	Ford Motor Credit Co. LLC, 2.02%, 5/3/19	201,702
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	254,621
200,000	Hewlett Packard Enterprise Co., 2.85%, 10/5/18(a)	204,812
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	100,627
250,000	Kraft Heinz Foods Co., 2.00%, 7/2/18(a)	253,142
123,000	L Brands, Inc., 6.90%, 7/15/17	130,441
100,000	Reynolds American, Inc., 2.30%, 6/12/18	101,604
200,000	Southwest Airlines Co., 2.75%, 11/6/19	206,755
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	205,469
100,000	Walgreens Boots Alliance, Inc., 2.60%, 6/1/21	101,866

		1,993,340

Consumer Non Cyclicals — 1.86%
150,000	Anheuser-Busch Inbev Finance, Inc., 2.65%, 2/1/21	155,552
150,000	Molson Coors Brewing Co., 2.10%, 7/15/21	150,456

		306,008

Finance - Diversified — 10.05%
150,000	Ally Financial, Inc., 2.75%, 1/30/17	150,701
200,000	American International Group, Inc., 2.30%, 7/16/19	203,507
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	208,656
100,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	100,279
100,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	102,156
150,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	150,239
50,000	McGraw Hill Financial, Inc., 2.50%, 8/15/18	51,030

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$200,000	Perrigo Finance Unlimited Co., 3.50%, 3/15/21	$206,944
125,000	Regions Financial Corp., 2.25%, 9/14/18	125,832
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	204,144
150,000	Synchrony Financial, 1.88%, 8/15/17	150,235

		1,653,723

Health Care — 8.05%
250,000	Actavis Funding SCS, 3.00%, 3/12/20	257,832
200,000	Aetna, Inc., 1.90%, 6/7/19	202,598
250,000	Baxalta, Inc., 2.88%, 6/23/20	254,070
250,000	Mylan NV, 3.00%, 12/15/18(a)	255,951
100,000	Mylan NV, 3.15%, 6/15/21(a)	101,435
250,000	Zimmer Holdings, Inc., 2.70%, 4/1/20	253,035

		1,324,921

Industrials — 4.72%
150,000	Case New Holland, Inc., 7.88%, 12/1/17	161,250
97,000	L-3 Communications Corp., 1.50%, 5/28/17	97,085
84,000	L-3 Communications Corp., 3.95%, 11/15/16	84,877
250,000	Newell Rubbermaid, Inc., 3.15%, 4/1/21	260,445
12,000	Owens Corning, 6.50%, 12/1/16	12,169
160,000	Pentair Finance SA, 2.90%, 9/15/18	161,621

		777,447

Information Technology — 0.62%
100,000	LAM Research Corp., 2.80%, 6/15/21	102,374
Materials — 5.61%
150,000	CF Industries, Inc., 6.88%, 5/1/18	162,973
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	237,407
100,000	Ecolab, Inc., 2.00%, 1/14/19	101,305
200,000	Georgia-Pacific LLC, 2.54%, 11/15/19(a)	204,820
200,000	LyondellBasell Industries NV, 5.00%, 4/15/19	216,477

		922,982

Media — 4.17%
150,000	21st Century Fox America, Inc., 8.25%, 8/10/18	170,816
150,000	CBS Corp., 4.63%, 5/15/18	158,268
200,000	Time Warner Cable, Inc., 5.85%, 5/1/17	207,035
150,000	Viacom, Inc., 2.50%, 12/15/16	150,650

		686,769

Oil & Gas — 9.38%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	228,084
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	212,102
100,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	103,320
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(b)	115,939
200,000	EOG Resources, Inc., 4.40%, 6/1/20	216,517
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	119,041
135,000	Marathon Oil Corp., 6.00%, 10/1/17	139,865

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$100,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	$100,184
100,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(a)	101,951
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	205,982

		1,542,985

Telecommunication Services — 5.14%
230,000	AT&T, Inc., 5.20%, 3/15/20	257,309
200,000	CenturyLink, Inc., 5.15%, 6/15/17	204,500
96,000	Rogers Communications, Inc., 6.80%, 8/15/18	106,314
250,000	Verizon Communications, Inc., 4.50%, 9/15/20	277,489

		845,612

Utilities — 1.86%
100,000	Exelon Corp., 2.45%, 4/15/21	101,407
200,000	Southwestern Electric Power Co., 5.55%, 1/15/17	204,558

		305,965

Total Corporate Bonds		12,312,651

(Cost $12,186,813)

Municipal Bonds — 0.61%
California — 0.61%
100,000	University of California Revenue Bonds, Series Y-1, 0.96%, 7/1/41(b)	100,015

Total Municipal Bonds		100,015

(Cost $100,000)

U.S. Government Agency Backed Mortgages — 1.06%
Fannie Mae — 0.45%
7,410	Series 2001-70, Class OF, 1.40%, 10/25/31(b)	7,524
2,496	Series 2002-55, Class QE, 5.50%, 9/25/17	2,522
13,825	Series 2005-68, Class BC, 5.25%, 6/25/35	14,669
5,590	Series 2009-87, Class FX, 1.20%, 11/25/39(b)	5,669
41,509	Series 2012-3, Class EA, 3.50%, 10/25/29	43,289

		73,673

Freddie Mac — 0.61%
5,734	Series 2448, Class FT, 1.44%, 3/15/32(b)	5,838
5,845	Series 2488, Class FQ, 1.44%, 3/15/32(b)	5,953
42,102	Series 2627, Class MW, 5.00%, 6/15/23	45,447
3,830	Series 3725, Class A, 3.50%, 9/15/24	3,901
5,580	Series 3770, Class FP, 0.94%, 11/15/40(b)	5,587

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount	Value

$ 34,342	Series 4027, Class GD, 2.00%, 10/15/25	$34,738

		101,464

Total U.S. Government Agency Backed Mortgages		175,137

(Cost $172,999)

U.S. Treasury Obligations — 1.22%
U.S. Treasury Notes — 1.22%
200,000	0.75%, 2/28/18	200,547

Total U.S. Treasury Obligations		200,547

(Cost $199,981)

Shares

Investment Company — 0.70%
114,286	RBC U.S. Government Money Market Fund, Institutional Class 1(c)	114,286

Total Investment Company		114,286

(Cost $114,286)

Total Investments	$16,457,736
(Cost $16,322,123)(d) — 100.00%

Other assets in excess of liabilities — 0.00%	252

NET ASSETS — 100.00%	$16,457,988

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2016.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Financial futures contracts as of June 30, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value	Clearinghouse
Two Year U.S.
Treasury Bonds	8	September, 2016	$ 12,338	USD 1,742,287	Barclays Plc
Total			$ 12,338

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value	Clearinghouse
Five Year U.S.
Treasury Bonds	10	September, 2016	$(22,154)	USD 1,199,487	Barclays Plc
Total			$(22,154)

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 20.40%
$250,000	Ally Auto Receivables Trust, Series 2014-SN2, Class A4, 1.21%, 2/20/19	$250,075
150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	150,974
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,012
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,251
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	253,372
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	151,896
230,000	Americredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	233,202
77,984	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.11%, 4/25/36(b)	76,354
127,761	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(a)	127,561
250,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/18	251,754
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	248,336
250,000	Mercedes Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/21	251,536
193,692	RASC Trust, Series 2005-KS9, Class M2, 0.88%, 10/25/35(b)	192,222
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	251,645
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	255,961
250,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36%, 4/15/20	251,440
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	252,280
145,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	147,101
96,159	Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.92%, 2/25/35(b)	95,834

Total Asset Backed Securities		3,741,806

(Cost $3,728,538)

Collateralized Mortgage Obligations — 5.21%
38,467	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	38,742
90,756	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.73%, 12/26/35(a)(b)	88,487
24,973	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.90%, 2/25/35(b)	24,983

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$106,966	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.68%, 8/26/35(a)(b)	$106,822
65,136	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 2/26/35(a)	65,229
179,487	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	179,178
85,787	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	85,827
366,467	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	365,743

Total Collateralized Mortgage Obligations		955,011

(Cost $961,805)

Corporate Bonds — 64.84%
Banks — 13.21%
250,000	Bank of America, N.A., 5.30%, 3/15/17	256,742
150,000	Barclays Bank Plc, 5.00%, 9/22/16	151,271
250,000	Branch Banking & Trust Co., 0.95%, 9/13/16(b)	250,098
250,000	Citigroup, Inc., 1.31%, 11/15/16(b)	250,150
100,000	Citigroup, Inc., 2.05%, 12/7/18	100,795
125,000	Citigroup, Inc., 2.15%, 7/30/18	126,524
250,000	Fifth Third Bancorp, 1.07%, 12/20/16(b)	249,852
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	101,026
150,000	HSBC USA, Inc., 2.00%, 8/7/18	150,489
75,000	Morgan Stanley, 2.45%, 2/1/19	76,408
150,000	Morgan Stanley, 6.25%, 8/28/17	158,115
200,000	Toronto-Dominion Bank, 1.63%, 4/7/21	201,074
250,000	Wachovia Corp., 1.00%, 10/15/16(b)	250,092
100,000	Wells Fargo & Co., 1.69%, 12/7/20(b)	100,196

		2,422,832

Consumer Discretionary — 11.34%
200,000	AbbVie, Inc., 1.80%, 5/14/18	201,404
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	104,250
150,000	CVS Health Corp., 1.90%, 7/20/18	152,269
125,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(a)	128,051
250,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	250,532
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	254,621
150,000	Hewlett Packard Enterprise Co., 2.45%, 10/5/17(a)	151,944
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	100,627
250,000	Kraft Heinz Foods Co., 2.00%, 7/2/18(a)	253,142
120,000	L Brands, Inc., 6.90%, 7/15/17	127,260
150,000	Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	153,089

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$100,000	Reynolds American, Inc., 2.30%, 6/12/18	$101,604
100,000	Walgreens Boots Alliance, Inc., 1.75%, 5/30/18	100,781

		2,079,574

Consumer Non Cyclicals — 1.25%
225,000	Anheuser-Busch Inbev Finance, Inc., 1.90%, 2/1/19	228,821
Finance - Diversified — 6.88%
200,000	Ally Financial, Inc., 2.75%, 1/30/17	200,935
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	208,656
200,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	200,557
250,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	255,390
50,000	McGraw Hill Financial, Inc., 2.50%, 8/15/18	51,030
20,000	PACCAR Financial Corp., 1.28%, 12/6/18(b)	20,103
125,000	Regions Financial Corp., 2.25%, 9/14/18	125,832
200,000	Synchrony Financial, 1.88%, 8/15/17	200,313

		1,262,816

Health Care — 10.23%
250,000	Actavis Funding SCS, 2.35%, 3/12/18	253,407
200,000	Aetna, Inc., 1.70%, 6/7/18	201,605
150,000	Biogen Idec, Inc., 6.88%, 3/1/18	163,208
150,000	Cardinal Health, Inc., 1.95%, 6/15/18	151,739
100,000	EMD Finance LLC, 1.70%, 3/19/18(a)	100,455
150,000	Express Scripts Holding Co., 1.25%, 6/2/17	149,895
200,000	Laboratory Corp. of America Holdings, 2.20%, 8/23/17	201,417
150,000	McKesson Corp., 1.29%, 3/10/17	150,284
75,000	Mylan NV, 3.00%, 12/15/18(a)	76,785
125,000	St. Jude Medical, Inc., 2.00%, 9/15/18	126,428
150,000	Zimmer Holdings, Inc., 1.45%, 4/1/17	150,096
150,000	Zimmer Holdings, Inc., 2.00%, 4/1/18	151,253

		1,876,572

Industrials — 3.41%
100,000	L-3 Communications Corp., 3.95%, 11/15/16	101,044
150,000	Newell Rubbermaid, Inc., 2.60%, 3/29/19	153,927
8,000	Owens Corning, 6.50%, 12/1/16	8,113
200,000	Pentair Finance SA, 2.90%, 9/15/18	202,026
150,000	Tyco Electronics Group SA, 6.55%, 10/1/17	159,651

		624,761

Information Technology — 0.04%
7,000	Oracle Corp., 1.21%, 1/15/19(b)	7,034
Insurance — 1.12%
200,000	Hartford Financial Services Group, Inc., (The), 5.38%, 3/15/17	205,692

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Materials — 2.06%
$125,000	Ecolab, Inc., 2.00%, 1/14/19	$126,631
250,000	Ecolab, Inc., 3.00%, 12/8/16	252,145

		378,776

Media — 4.13%
200,000	21st Century Fox America, Inc., 8.00%, 10/17/16	203,906
133,000	Grupo Televisa SAB, 6.00%, 5/15/18	143,621
200,000	Time Warner Cable, Inc., 5.85%, 5/1/17	207,035
200,000	Viacom, Inc., 3.50%, 4/1/17	202,843

		757,405

Oil & Gas — 5.43%
150,000	Enbridge, Inc., 1.14%, 6/2/17(b)	147,378
150,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	167,976
200,000	Marathon Oil Corp., 6.00%, 10/1/17	207,208
170,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	170,312
150,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(a)	152,927
150,000	TransCanada Pipelines Ltd., 1.88%, 1/12/18	150,719

		996,520

Telecommunication Services — 2.30%
220,000	AT&T, Inc., 2.40%, 8/15/16	220,358
200,000	AT&T, Inc., 2.40%, 3/15/17	201,691

		422,049

Utilities — 3.44%
200,000	Exelon Corp., 1.55%, 6/9/17	200,346
200,000	PSEG Power LLC, 5.32%, 9/15/16	201,494
225,000	Southwestern Electric Power Co., 5.55%, 1/15/17	230,128

		631,968

Total Corporate Bonds		11,894,820

(Cost $11,821,619)

U.S. Government Agency Backed Mortgages — 5.18%
Fannie Mae — 3.39%
25,431	Pool #254235, 6.00%, 3/1/17	25,737
67,802	Pool #725098, 5.50%, 12/1/18	70,355
38,322	Pool #739413, 5.00%, 10/1/18	39,731
94,252	Pool #888467, 6.00%, 6/1/22	102,837
103,548	Pool #AL0202, 4.00%, 4/1/21	107,456
4,781	Series 2002-73, Class OE, 5.00%, 11/25/17	4,880
49,036	Series 2003-120, Class BL, 3.50%, 12/25/18	50,005
28,404	Series 2003-55, Class CD, 5.00%, 6/25/23	30,813
29,156	Series 2004-3, Class BE, 4.00%, 2/25/19	29,840

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 27,980	Series 2011-23, Class AB, 2.75%, 6/25/20	$28,382
130,081	Series 2012-1, Class GB, 2.00%, 2/25/22	131,480

		621,516

Freddie Mac — 1.79%
3,940	Series 2543, Class NM, 5.00%, 12/15/17	4,022
35,584	Series 2649, Class QH, 4.50%, 7/15/18	36,612
23,506	Series 2675, Class CK, 4.00%, 9/15/18	24,068
28,245	Series 2761, Class CB, 4.00%, 3/15/19	28,969
72,509	Series 3710, Class AB, 2.00%, 8/15/20	73,299
81,223	Series 3726, Class BA, 2.00%, 8/15/20	82,031
77,550	Series 3852, Class EA, 4.50%, 12/15/21	80,469

		329,470

Total U.S. Government Agency Backed Mortgages		950,986

(Cost $950,516)

U.S. Treasury Obligations — 0.41%
U.S. Treasury Notes — 0.41%
75,000	0.63%, 2/15/17	75,081

Total U.S. Treasury Obligations		75,081

(Cost $74,963)

Shares
Investment Company — 5.94%
1,088,939	RBC U.S. Government Money Market Fund, Institutional Class 1(c)	1,088,939

Total Investment Company		1,088,939

(Cost $1,088,939)

Total Investments	$18,706,643
(Cost $18,626,380)(d) — 101.98%

Liabilities in excess of other assets — (1.98)%	(363,519)

NET ASSETS — 100.00%	$18,343,124

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2016.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of June 30, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value	Counterparty
90-Day Euro Dollar Futures	8	September, 2017	$ 6,400	USD 1,978,200	Barclays Plc
90-Day Euro Dollar Futures	10	June, 2017	7,375	USD 2,474,375	Barclays Plc
Total			$13,775

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value	Clearinghouse
90-Day Euro Dollar	4	December, 2018	$ (4,100)	USD 985,700	Barclays Plc
90-Day Euro Dollar	5	June, 2018	(4,813)	USD 1,233,813	Barclays Plc
90-Day Euro Dollar	9	September, 2018	(8,950)	USD 2,219,450	Barclays Plc
Two Year U.S. Treasury Bonds	13	September, 2016	(20,313)	USD 2,830,953	Barclays Plc
Total			$(38,176)

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30 2016 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standard Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will be generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2016 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Emerging Markets Equity Fund	$39,862,277(a	)	$60,524,298(a	)	$ —	$100,386,575
Emerging Markets Small Cap Equity Fund	1,224,587(a	)	3,644,970(a	)	123	4,869,680
Global Opportunities Fund	3,508,793(a	)	1,799,942(a	)	—	5,308,735
International Opportunities Fund	1,259,929(a	)	11,788,558(a	)	—	13,048,487
Short Duration Fixed Income Fund	114,286(b	)	16,343,450(a	)	—	16,457,736
Ultra-Short Fixed Income Fund	1,088,939(b	)	17,617,704(a	)	—	18,706,643

Other Financial Instruments*
Short Duration Fixed Income Fund	12,338		—		—	12,338
Ultra-Short Fixed Income Fund	13,775		—		—	13,775

Liabilities:
Other Financial Instruments*
Short Duration Fixed Income Fund	(22,154)		—		—	(22,154)
Ultra-Short Fixed Income Fund	(38,176)		—		—	(38,176)

(a)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(b)	Level 1 investments consist of Investment Companies.

*Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended June 30, 2016, the Funds, except Emerging Markets Equity Fund and the Emerging Markets Small Cap Equity Fund, recognized no transfers to/from Level 1 or Level 2. For the Emerging Markets Equity Fund and the Emerging Markets Small Cap Equity Fund, securities were transferred from Level 2 to Level 1 in the amount of $3,836,378 and $215,901, respectively, since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Emerging Markets Small Cap Equity Fund
Preferred Stock (Philippines)
Balance as of 3/31/16 (value)	$ 126
Purchases	—
Sales (Paydowns)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3	)*
Balance as of 6/30/16 (value)	$ 123

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2016.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2016, the Funds held no when-issued securities.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of June 30, 2016, see the following section for financial futures contracts.

Financial Futures Contracts

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at the brokers in the amount of $29,080 and $17,774 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at June 30, 2016.

Fair Values of derivative instruments as of June 30, 2016 are as follows*:

Fair Values of Derivative Financial Instruments as of June 30, 2016
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest rate risk:
Unrealized appreciation on futures contracts	$ 12,338	$ 13,775

Liability Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest rate risk:
Unrealized depreciation on futures contracts	$ 22,154	$ 38,176

* For open derivative instruments as of June 30, 2016, see the preceding tables on the Schedules of Portfolio Investments for financial futures contracts.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of June 30, 2016, the Funds had no outstanding TBA commitments.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the period ended March 31, 2014 and the years ended March 31, 2015 and March 31, 2016), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Fund	$95,768,267	$7,443,388	$(2,825,080)	$4,618,308
Emerging Markets Small Cap Equity Fund	5,135,204	381,152	(646,676)	(265,524)
Global Opportunities Fund	5,065,344	536,782	(293,391)	243,391
International Opportunities Fund	13,332,527	483,329	(767,369)	(284,040)
Short Duration Fixed Income Fund	16,322,542	155,976	(20,782)	135,194
Ultra-Short Fixed Income Fund	18,626,665	104,573	(24,595)	79,978

As of March 31, 2016, the Emerging Markets Small Cap Equity Fund, Global Opportunities Fund, International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $42,516, $21,917, $103,417, $69,980 and $89,711, respectively, and Global Opportunities Fund, International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a long-term capital loss carryforward of $59,358, $51,466, $62,077 and $67,592, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund deferred a qualified late-year ordinary loss of $12,720 and short-term qualified late-year capital losses of $236,478 which will be treated as arising on the first business day of the year ended March 31, 2017.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8/24/2016

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	8/24/2016

* Print the name and title of each signing officer under his or her signature.